Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance

Pursuant to the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are required to provide the following information regarding the relationship between executive compensation paid to our named executive officers and Vericel’s financial performance for each of the last five completed calendar years. In determining the Compensation Actually Paid (or “CAP”) to our Principal Executive Officer, who is our CEO, and our other named executive officers, we are required to make various adjustments to the amounts that have been previously reported in the Summary Compensation Table, as summarized below. The CAP amounts reflected in the table below do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year. For information regarding decisions made by our Compensation Committee with respect to executive compensation, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(1)(2)	Value of Initial $100 Investment Based On:		Net Income ($M)(4)	Total Net Revenue ($M)(5)
					Vericel TSR(3)	NASDAQ Biotechnology Index TSR(3)
2025	$11,156,368	$169,184	$2,649,989	$404,231	$117	$120	$17	$276
2024	$10,237,525	$18,758,303	$2,703,655	$4,246,598	$178	$91	$10	$237
2023	$7,056,422	$11,004,672	$1,918,083	$2,851,775	$115	$92	$-3	$198
2022	$8,708,367	$905,166	$2,398,900	$467,192	$85	$89	$-17	$164
2021	$13,183,295	$15,233,917	$3,459,670	$3,204,518	$127	$99	$-7	$156
(1)	To calculate CAP, the following amounts were deducted from and added to the applicable Summary Compensation Table total compensation:

		CEO
		2021		2022		2023		2024		2025
	Summary Compensation Table Total		$13,183,295		$8,708,367		$7,056,422		$10,237,525		$11,156,368
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year		$-11,819,409		$-7,288,603		$-5,513,083		$-8,680,435		$-9,420,917
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	$	+6,387,501	$	+4,402,751	$	+5,834,763	$	+8,700,718	$	+4,770,019
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	$	+1,618,248	$	+724,137	$	+711,181	$	+1,038,836	$	+617,130
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	$	+1,965,721		$-3,564,080	$	+1,963,617	$	+4,861,123		$-5,492,482
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	$	+3,898,560		$-2,077,406	$	+951,771	$	+2,600,537		$-1,460,935
=	Compensation Actually Paid		$15,233,917		$905,166		$11,004,672		$18,758,303		$169,184

		Average of Other NEOs
		2021		2022		2023		2024		2025
	Summary Compensation Table Total		$3,459,670		$2,398,900		$1,918,083		$2,703,655		$2,649,989
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year		$-2,945,499		$-1,748,862		$-1,198,907		$-2,049,743		$-1,858,938
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	$	+1,626,544	$	+1,056,425	$	+1,275,999	$	+2,095,233	$	+949,773
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	$	+271,626	$	+173,955	$	+147,705	$	+180,724	$	+122,865
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	$	+299,760		$-902,246	$	+445,775	$	+832,854		$-1,127,572
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	$	+594,099		$-510,980	$	+263,119	$	+483,874		$-331,886
Less:	Fair Value of Stock and Option Awards Forfeited During the Covered Year*		$-101,683	$	+0	$	+0	$	+0	$	+0
=	Compensation Actually Paid		$3,204,518		$467,192		$2,851,775		$4,246,598		$404,231

* All stock option valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model in a manner generally consistent with the process used to determine stock option grant date fair values under ASC718 (refer to our Annual Report on Form 10-K for the year ending December 31, 2025 for additional detail).
(2)	The other NEOs in each covered year were as follows:
2025 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper; 2024 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Karen Mahoney; 2023 – Joe Mara, Michael Halpin, Jonathan Hopper, Sean Flynn; 2022 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper; 2021 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Sandra Pennell.
(3)	TSR is cumulative for the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. Our TSR Peer Group are members of the NASDAQ Biotechnology Index.
(4)	Reflects net Income as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2025, 2024, 2023, 2022 and 2021.
(5)	Reflects total net revenue, the “company-selected measure” as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2025, 2024, 2023, 2022 and 2021.

Company Selected Measure Name		Total Net Revenue
Named Executive Officers, Footnote		The other NEOs in each covered year were as follows:2025 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper; 2024 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Karen Mahoney; 2023 – Joe Mara, Michael Halpin, Jonathan Hopper, Sean Flynn; 2022 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper; 2021 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Sandra Pennell.
Peer Group Issuers, Footnote		TSR is cumulative for the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. Our TSR Peer Group are members of the NASDAQ Biotechnology Index.
PEO Total Compensation Amount		$ 11,156,368	$ 10,237,525	$ 7,056,422	$ 8,708,367	$ 13,183,295
PEO Actually Paid Compensation Amount	[1]	$ 169,184	18,758,303	11,004,672	905,166	15,233,917
Adjustment To PEO Compensation, Footnote [Text Block]

		CEO
		2021		2022		2023		2024		2025
	Summary Compensation Table Total		$13,183,295		$8,708,367		$7,056,422		$10,237,525		$11,156,368
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year		$-11,819,409		$-7,288,603		$-5,513,083		$-8,680,435		$-9,420,917
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	$	+6,387,501	$	+4,402,751	$	+5,834,763	$	+8,700,718	$	+4,770,019
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	$	+1,618,248	$	+724,137	$	+711,181	$	+1,038,836	$	+617,130
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	$	+1,965,721		$-3,564,080	$	+1,963,617	$	+4,861,123		$-5,492,482
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	$	+3,898,560		$-2,077,406	$	+951,771	$	+2,600,537		$-1,460,935
=	Compensation Actually Paid		$15,233,917		$905,166		$11,004,672		$18,758,303		$169,184

Non-PEO NEO Average Total Compensation Amount	[2]	$ 2,649,989	2,703,655	1,918,083	2,398,900	3,459,670
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 404,231	4,246,598	2,851,775	467,192	3,204,518
Adjustment to Non-PEO NEO Compensation Footnote

		Average of Other NEOs
		2021		2022		2023		2024		2025
	Summary Compensation Table Total		$3,459,670		$2,398,900		$1,918,083		$2,703,655		$2,649,989
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year		$-2,945,499		$-1,748,862		$-1,198,907		$-2,049,743		$-1,858,938
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	$	+1,626,544	$	+1,056,425	$	+1,275,999	$	+2,095,233	$	+949,773
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	$	+271,626	$	+173,955	$	+147,705	$	+180,724	$	+122,865
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	$	+299,760		$-902,246	$	+445,775	$	+832,854		$-1,127,572
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	$	+594,099		$-510,980	$	+263,119	$	+483,874		$-331,886
Less:	Fair Value of Stock and Option Awards Forfeited During the Covered Year*		$-101,683	$	+0	$	+0	$	+0	$	+0
=	Compensation Actually Paid		$3,204,518		$467,192		$2,851,775		$4,246,598		$404,231

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid versus TSR 2021-2025
Compensation Actually Paid vs. Net Income		Compensation Actually Paid versus Net Income 2021-2025
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid versus Revenue 2021-2025
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Financial Performance Measures

The following measures in our assessment represent the most important financial performance measures that link compensation actually paid to our named executive officers, for 2025, to Vericel’s performance:

1.	Total Net Revenue
2.	Stock Price
3.	Budget expense (excluding depreciation, amortization and stock-based compensation, and unusual one-time expenses or changes in accounting methodology)

Total Shareholder Return Amount	[3]	$ 117	178	115	85	127
Peer Group Total Shareholder Return Amount	[3]	120	91	92	89	99
Net Income (Loss) Attributable to Parent	[4]	$ 17,000,000	$ 10,000,000	$ (3,000,000)	$ (17,000,000)	$ (7,000,000)
Company Selected Measure Amount	[5]	276,000,000	237,000,000	198,000,000	164,000,000	156,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Net Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Budget expense (excluding depreciation, amortization and stock-based compensation, and unusual one-time expenses or changes in accounting methodology)
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (9,420,917)	$ (8,680,435)	$ (5,513,083)	$ (7,288,603)	$ (11,819,409)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	4,770,019	8,700,718	5,834,763	4,402,751	6,387,501
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	617,130	1,038,836	711,181	724,137	1,618,248
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(5,492,482)	4,861,123	1,963,617	(3,564,080)	1,965,721
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(1,460,935)	2,600,537	951,771	(2,077,406)	3,898,560
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,858,938)	(2,049,743)	(1,198,907)	(1,748,862)	(2,945,499)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	949,773	2,095,233	1,275,999	1,056,425	1,626,544
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	122,865	180,724	147,705	173,955	271,626
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(1,127,572)	832,854	445,775	(902,246)	299,760
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(331,886)	483,874	263,119	(510,980)	594,099
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ 0	$ 0	$ 0	$ 0	$ (101,683)

[1]	To calculate CAP, the following amounts were deducted from and added to the applicable Summary Compensation Table total compensation:
[2]	The other NEOs in each covered year were as follows: 2025 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper; 2024 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Karen Mahoney; 2023 – Joe Mara, Michael Halpin, Jonathan Hopper, Sean Flynn; 2022 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper; 2021 – Joe Mara, Michael Halpin, Sean Flynn, Jonathan Hopper, Sandra Pennell.
[3]	TSR is cumulative for the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. Our TSR Peer Group are members of the NASDAQ Biotechnology Index.
[4]	Reflects net Income as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2025, 2024, 2023, 2022 and 2021.
[5]	Reflects total net revenue, the “company-selected measure” as shown in the Company’s Annual Report on Form 10-K for the years ending on December 31, 2025, 2024, 2023, 2022 and 2021.
[6]	All stock option valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model in a manner generally consistent with the process used to determine stock option grant date fair values under ASC718 (refer to our Annual Report on Form 10-K for the year ending December 31, 2025 for additional detail).